Boston Common ESG Impact International Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Communication Services - 4.5%
Deutsche Telekom AG	211,876	$7,755,447
Singapore Telecommunications Ltd.	2,042,100	6,156,500
		13,911,947

Consumer Discretionary - 11.4%
Amadeus IT Group SA	37,410	3,160,520
BYD Co. Ltd. - Class H	227,000	3,534,398
Cie Financiere Richemont SA	17,018	3,220,365
Industria de Diseno Textil SA	106,363	5,548,628
Mercedes-Benz Group AG	50,727	2,955,372
Prosus NV - Class N	103,858	5,827,126
Sony Group Corp.	289,105	7,516,824
Taylor Wimpey PLC	2,035,150	3,318,737
		35,081,970

Consumer Staples - 9.8%
Ajinomoto Co., Inc.	148,900	4,038,640
Beiersdorf AG	31,686	3,982,877
Jeronimo Martins SGPS SA	119,520	3,026,002
Kerry Group PLC - Class A	49,218	5,437,935
Koninklijke Ahold Delhaize NV	103,045	4,303,837
L'Oreal SA	9,347	4,003,832
Unilever PLC - ADR	87,858	5,374,274
		30,167,397

Financials - 25.0%(a)
Adyen NV (b)(c)	1,580	2,901,737
AIA Group Ltd.	549,650	4,978,974
Alpha Bank SA	1,168,330	4,114,953
AXA SA	147,575	7,246,697
Hannover Rueck SE	16,655	5,248,229
ING Groep NV	318,390	6,978,393
Intesa Sanpaolo SpA	1,211,786	6,980,404
London Stock Exchange Group PLC	18,180	2,658,766
Macquarie Group Ltd.	37,425	5,628,933
Mitsubishi UFJ Financial Group, Inc.	541,100	7,377,137
ORIX Corp.	272,847	6,157,250
Oversea-Chinese Banking Corp. Ltd.	684,865	8,782,240
T&D Holdings, Inc.	224,400	4,925,605
Tryg AS	115,880	2,995,638
		76,974,956

Health Care - 13.4%
AstraZeneca PLC	47,023	6,544,132
ConvaTec Group PLC (c)	1,199,627	4,751,766
Hoya Corp.	51,024	6,059,718
Kyowa Kirin Co. Ltd.	167,400	2,865,433
Novartis AG - ADR	62,801	7,599,549
Novo Nordisk AS - Class B	84,693	5,868,721
Roche Holding AG - ADR	186,756	7,612,175
		41,301,494

Industrials - 17.4%
Ashtead Group PLC	47,058	3,017,635
Assa Abloy AB - Class B	147,067	4,597,851
Atlas Copco AB - Class B	281,116	4,001,008
Ferguson Enterprises, Inc.	1	219
Kurita Water Industries Ltd.	102,137	4,030,133
Mitsubishi Electric Corp.	287,600	6,185,981
Prysmian SpA	68,316	4,836,733
RELX PLC	91,522	4,960,265
Schneider Electric SE	27,827	7,471,151
Siemens AG	25,780	6,621,824
Techtronic Industries Co. Ltd.	270,860	2,988,663
Vestas Wind Systems AS	138,035	2,073,419
Volvo AB - Class B	96,164	2,705,826
		53,490,708

Information Technology - 10.2%
Advantest Corp.	60,500	4,484,928
ASM International NV	6,140	3,938,684
Keyence Corp.	12,524	5,007,450
Sage Group PLC	203,309	3,491,376
SAP SE - ADR	22,289	6,778,085
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	18,634	4,220,415
TDK Corp.	294,645	3,439,260
		31,360,198

Materials - 2.9%
Air Liquide SA	26,680	5,501,462
DSM-Firmenich AG	30,100	3,202,203
		8,703,665

Utilities - 3.9%
SSE PLC	293,520	7,390,853
Veolia Environnement SA	131,506	4,695,024
		12,085,877
TOTAL COMMON STOCKS (Cost $205,878,437)		303,078,212

SHORT-TERM INVESTMENTS - 1.2%		Value
Money Market Funds - 1.2%	Shares
First American Treasury Obligations Fund - Class X, 4.24% (d)	3,728,272	3,728,272
TOTAL SHORT-TERM INVESTMENTS (Cost $3,728,272)		3,728,272

TOTAL INVESTMENTS - 99.7% (Cost $209,606,709)		306,806,484
Other Assets in Excess of Liabilities - 0.3%		938,838
TOTAL NET ASSETS - 100.0%		$307,745,322
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $7,653,503 or 2.5% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Boston Common ESG Impact International Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$35,699,449	$267,378,763	–	$303,078,212
Money Market Funds	3,728,272	–	–	3,728,272
Total Investments	$39,427,721	$267,378,763	–	$306,806,484

Refer to the Schedule of Investments for further disaggregation of investment categories.